Property, Plant and Equipment - Summary of Property, Plant and Equipment Leased (right- of- use assets) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, net carrying amount	$ 2,228	$ 2,029
Right-of-use assets, depreciation for the period	(499)	(489)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, net carrying amount	1,726	1,723
Right-of-use assets, depreciation for the period	(343)	(329)
Machinery, equipment and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, net carrying amount	502	306
Right-of-use assets, depreciation for the period	$ (156)	$ (160)